Vanguard Emerging Markets Stock Index Fund Performance Management - Institutional Prospectus [Member] - Vanguard Emerging Markets Stock Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Returns
Performance Narrative [Text Block]	The following bar chart and table show the Fund’s historical performance and are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a broad-based securities market index and one or more additional indexes with similar investment characteristics as the Fund. The Spliced Emerging Markets Index reflects the performance of the FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016, and the FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show the Fund’s historical performance and are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a broad-based securities market index and one or more additional indexes with similar investment characteristics as the Fund.
Bar Chart [Heading]	Annual Total Returns — Vanguard Emerging Markets Stock Index Fund Institutional Shares
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table One Class of after Tax Shown [Text]	Please note that after-tax returns are shown only for the Institutional Shares and may differ for each share class.
Performance Table Closing [Text Block]	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Institutional Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Availability Website Address [Text]	vanguard.com/performance
Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	19.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(24.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020